UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Brandywine GLOBAL - Multi-Sector Opportunities Fund
Class A [LROAX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Brandywine GLOBAL - Multi-Sector Opportunities Fund for the period  November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$56	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$52,657,738
Total Number of Portfolio Holdings	122
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 1	7037-STSR-0626

Brandywine GLOBAL - Multi-Sector Opportunities Fund
Class C [LAOCX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Brandywine GLOBAL - Multi-Sector Opportunities Fund for the period  November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$91	1.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$52,657,738
Total Number of Portfolio Holdings	122
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 1	7566-STSR-0626

Brandywine GLOBAL - Multi-Sector Opportunities Fund
Class FI [LBAFX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Brandywine GLOBAL - Multi-Sector Opportunities Fund for the period  November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$54	1.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$52,657,738
Total Number of Portfolio Holdings	122
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 1	7039-STSR-0626

Brandywine GLOBAL - Multi-Sector Opportunities Fund
Class R [LBARX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Brandywine GLOBAL - Multi-Sector Opportunities Fund for the period  November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$71	1.43%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$52,657,738
Total Number of Portfolio Holdings	122
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 1	7504-STSR-0626

Brandywine GLOBAL - Multi-Sector Opportunities Fund
Class I [LROIX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Brandywine GLOBAL - Multi-Sector Opportunities Fund for the period  November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$42	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$52,657,738
Total Number of Portfolio Holdings	122
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 1	7040-STSR-0626

Brandywine GLOBAL - Multi-Sector Opportunities Fund
Class IS [LROSX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Brandywine GLOBAL - Multi-Sector Opportunities Fund for the period  November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$37	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$52,657,738
Total Number of Portfolio Holdings	122
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Brandywine GLOBAL - Multi-Sector Opportunities Fund	PAGE 1	7042-STSR-0626

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BrandywineGLOBAL —
Multi-Sector Opportunities Fund
Financial Statements and Other Important Information
Semi-Annual  | April 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
April 30, 2026
 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 37.9%
ACHM Trust, 2025-HE3 A	5.202%	11/25/55	$701,867	$696,888 (a)(b)
Affirm Master Trust, 2025-3A B	4.750%	10/16/34	500,000	498,564 (a)
Affirm Master Trust, 2025-3A D	5.090%	10/16/34	500,000	496,267 (a)
American Credit Acceptance Receivables Trust, 2025-4 C	4.830%	1/13/31	500,000	502,133 (a)
Avant Credit Card Master Trust, 2025-1A B	5.080%	4/15/31	500,000	494,350 (a)
BHG Securitization Trust, 2026-1CON C	5.680%	6/17/36	500,000	501,311 (a)
CarMax Select Receivables Trust, 2025-B D	5.330%	7/15/31	300,000	301,329
College Avenue Student Loans LLC, 2021-B D	3.780%	6/25/52	531,116	486,418 (a)
Continental Finance Credit Card ABS Master Trust, 2025-A A	5.400%	12/17/35	500,000	498,521 (a)
COOPR Residential Mortgage Trust, 2025-CES3 A1A	4.840%	9/25/60	459,115	455,956 (a)
Credibly Asset Securitization II LLC, 2026-1A C	6.810%	3/15/32	300,000	298,173 (a)
Credit Acceptance Auto Loan Trust, 2025-2A C	5.380%	3/17/36	500,000	502,565 (a)
Drive Auto Receivables Trust, 2025-2 A2	4.290%	10/16/28	542,214	542,526
Drive Auto Receivables Trust, 2025-2 D	4.900%	12/15/32	500,000	498,106
Exeter Automobile Receivables Trust, 2025-5A D	5.160%	3/15/32	500,000	501,930
FIGRE Trust, 2025-HE8 B	5.356%	11/25/55	446,611	445,781 (a)(b)
GLS Auto Select Receivables Issuer Trust, 2026-2A C	5.210%	6/15/32	500,000	502,368 (a)
GLS Auto Select Receivables Trust, 2025-1A A2	4.710%	4/15/30	540,567	542,568 (a)
Hertz Vehicle Financing LLC, 2022-2A C	2.950%	6/26/28	209,000	204,658 (a)
Invesco CLO Ltd., 2022-1A D (3 mo. Term SOFR + 3.050%)	6.725%	4/20/35	370,000	364,806 (a)(b)
Merchants Fleet Funding LLC, 2023-1A A	7.210%	5/20/36	496,400	497,215 (a)
Mission Lane Credit Card Master Trust, 2025-C C	5.370%	12/16/30	500,000	499,254 (a)
Navient Education Loan Trust, 2026-A A	4.860%	9/15/56	500,000	503,641 (a)(c)
NMEF Funding LLC, 2026-A D	5.220%	2/15/34	300,000	296,876 (a)
OCCU Auto Receivables Trust, 2023-1A A3	6.230%	6/15/28	127,184	127,551 (a)
OnDeck Asset Securitization Trust IV LLC, 2024-2A A	4.980%	10/17/31	150,000	149,983 (a)
Pagaya AI Debt Grantor Trust, 2024-10 A	5.183%	6/15/32	125,975	126,356 (a)
Pagaya AI Debt Grantor Trust, 2025-6 C	5.008%	4/15/33	499,954	497,816 (a)
Point Securitization Trust, 2025-2 A1	5.750%	10/25/55	498,925	495,443 (a)
Regional Management Issuance Trust, 2024-2 D	6.330%	12/15/33	201,000	202,014 (a)
Republic Finance Issuance Trust, 2025-A D	6.030%	11/20/34	300,000	299,284 (a)
Research-Driven Pagaya Motor Asset Trust, 2026-1A B	5.444%	1/25/35	300,000	297,737 (a)
Research-Driven Pagaya Motor Trust, 2025-5A C	5.473%	6/26/34	500,000	493,973 (a)
See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
RFS Asset Securitization V LLC, 2025-1 A	6.049%	5/15/32	$885,000	$890,758 (a)
RKTL, 2026-1A D	5.210%	2/26/35	300,000	295,697 (a)
SoFi Consumer Loan Program Trust, 2025-4 A	4.240%	8/25/35	616,560	616,936 (a)
SoFi Professional Loan Program Trust, 2018-C A2FX	3.590%	1/25/48	160,580	159,979 (a)
Spur Rail I LLC, 2026-1A A	5.450%	4/17/56	500,000	500,958 (a)
Unlock HEA Trust, 2025-2 A	6.000%	11/25/41	489,261	484,808 (a)
Upgrade Master Pass-Thru Trust, 2025-ST8 D	5.912%	12/15/33	500,000	496,986 (a)
Upstart Securitization Trust, 2025-3 C	5.430%	9/20/35	300,000	298,355 (a)
Veros Auto Receivables Trust, 2026-1 D	5.660%	7/15/31	500,000	500,422 (a)
Wingspire Equipment Finance LLC, 2025-1A C	4.760%	9/20/33	500,000	497,204 (a)
Zayo Issuer LLC, 2025-2A A2	5.953%	6/20/55	1,380,000	1,403,490 (a)

Total Asset-Backed Securities (Cost — $20,035,360)				19,967,954
Corporate Bonds & Notes — 29.4%
Communication Services — 1.3%
Entertainment — 0.8%
Flutter Treasury DAC, Senior Secured Notes	6.375%	4/29/29	400,000	407,073 (a)
Interactive Media & Services — 0.5%
Angi Group LLC, Senior Notes	3.875%	8/15/28	150,000	137,375 (a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	200,000	130,993 (a)
Total Interactive Media & Services				268,368

Total Communication Services				675,441
Consumer Discretionary — 3.6%
Hotels, Restaurants & Leisure — 1.9%
Travel + Leisure Co., Senior Secured Notes	6.625%	7/31/26	375,000	375,227 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	300,000	300,960 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	300,000	300,911 (a)
Total Hotels, Restaurants & Leisure				977,098
Household Durables — 1.4%
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	375,000	384,646 (a)
Installed Building Products Inc., Senior Notes	5.625%	2/1/34	350,000	349,139 (a)
Total Household Durables				733,785
Specialty Retail — 0.3%
Gap Inc., Senior Notes	3.875%	10/1/31	200,000	183,103 (a)
Textiles, Apparel & Luxury Goods — 0.0%††
Saks Global Enterprises LLC, Second Out Senior Secured Notes	11.000%	12/15/29	376,000	2,820 *(a)(d)
See Notes to Financial Statements.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Textiles, Apparel & Luxury Goods — continued
Saks Global Enterprises LLC, Third Out Senior Secured Notes	11.000%	12/15/29	$14,100	$106 *(a)(d)
Total Textiles, Apparel & Luxury Goods				2,926

Total Consumer Discretionary				1,896,912
Energy — 4.4%
Energy Equipment & Services — 0.9%
Enerflex Inc., Senior Notes	6.875%	1/15/31	225,000	231,911 (a)
Kodiak Gas Services LLC, Senior Notes	5.875%	4/1/31	75,000	75,578 (a)
WBI Operating LLC, Senior Notes	6.250%	10/15/30	150,000	152,168 (a)
Total Energy Equipment & Services				459,657
Oil, Gas & Consumable Fuels — 3.5%
BKV Upstream Midstream LLC, Senior Notes	7.500%	10/15/30	250,000	256,877 (a)
Coterra Energy Operating Co., Senior Notes	3.900%	5/15/27	500,000	495,528
DBR Land Holdings LLC, Senior Notes	6.250%	12/1/30	150,000	153,646 (a)
Infinity Natural Resources LLC, Senior Notes	7.625%	4/1/31	125,000	127,180 (a)
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	284,000	297,945 (a)
SM Energy Co., Senior Notes	6.750%	9/15/26	107,000	107,089
SM Energy Co., Senior Notes	6.625%	4/15/34	125,000	126,782 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	300,000	287,544 (a)
Total Oil, Gas & Consumable Fuels				1,852,591

Total Energy				2,312,248
Financials — 10.6%
Banks — 0.5%
PNC Financial Services Group Inc., Junior Subordinated Notes (3.400% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.595%)	3.400%	9/15/26	275,000	271,778 (b)(e)
Capital Markets — 1.3%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 3.168%)	4.000%	6/1/26	410,000	409,589 (b)(e)
CI Financial Corp., Senior Notes	3.200%	12/17/30	300,000	269,002
Total Capital Markets				678,591
Consumer Finance — 5.7%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	820,000	812,786 (b)(e)
Atlanticus Holdings Corp., Senior Notes	9.750%	9/1/30	300,000	297,215 (a)
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	500,000	522,029 (a)
See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — continued
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	$250,000	$261,563 (a)
Enova International Inc., Senior Notes	11.250%	12/15/28	450,000	475,450 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	200,000	199,160 (a)
FirstCash Inc., Senior Notes	6.125%	5/1/34	250,000	249,617 (a)(c)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	200,000	195,540 (a)
Total Consumer Finance				3,013,360
Financial Services — 2.7%
Block Inc., Senior Notes	6.000%	8/15/33	350,000	349,606 (a)
Jefferson Capital Holdings LLC, Senior Notes	6.000%	8/15/26	111,000	110,821 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	200,000	210,568 (a)
Provident Funding Associates LP/PFG Finance Corp., Senior Notes	9.750%	9/15/29	350,000	365,334 (a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	300,000	286,458 (a)
Velocity Commercial Capital LLC, Senior Notes	9.375%	2/15/31	75,000	77,648 (a)
Total Financial Services				1,400,435
Insurance — 0.4%
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	200,000	200,078 (a)

Total Financials				5,564,242
Health Care — 1.7%
Health Care Providers & Services — 1.3%
Centene Corp., Senior Notes	3.375%	2/15/30	450,000	418,373
Molina Healthcare Inc., Senior Notes	6.250%	1/15/33	300,000	299,859 (a)
Total Health Care Providers & Services				718,232
Life Sciences Tools & Services — 0.4%
IQVIA Inc., Senior Notes	5.000%	10/15/26	200,000	200,084 (a)

Total Health Care				918,316
Industrials — 3.5%
Aerospace & Defense — 0.7%
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	350,000	355,165 (a)
Building Products — 0.3%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	7.625%	8/15/33	175,000	182,127 (a)
Commercial Services & Supplies — 0.3%
Synergy Infrastructure Holdings LLC, Secured Notes	7.875%	12/1/30	150,000	157,861 (a)
Construction & Engineering — 0.4%
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	200,000	203,404 (a)
See Notes to Financial Statements.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Machinery — 0.4%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	$225,000	$225,000
Trading Companies & Distributors — 1.4%
Aircastle Ltd., Junior Subordinated Notes (5.250% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 4.410%)	5.250%	6/15/26	521,000	523,011 (a)(b)(e)
Herc Holdings Inc., Senior Notes	5.750%	3/15/31	200,000	200,599 (a)
Total Trading Companies & Distributors				723,610

Total Industrials				1,847,167
Information Technology — 0.6%
IT Services — 0.3%
Sabre GLBL Inc., Senior Secured Notes	10.750%	11/15/29	175,000	152,473 (a)
Software — 0.3%
Fair Isaac Corp., Senior Notes	6.000%	5/15/33	175,000	172,728 (a)

Total Information Technology				325,201
Materials — 1.9%
Chemicals — 1.0%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	300,000	288,750 (a)
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	250,000	242,273 (a)
Total Chemicals				531,023
Metals & Mining — 0.4%
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	200,000	196,739 (a)
Paper & Forest Products — 0.5%
Magnera Corp., Senior Secured Notes	7.250%	11/15/31	275,000	257,749 (a)

Total Materials				985,511
Real Estate — 1.8%
Diversified REITs — 0.6%
Trust 2401, Senior Notes	7.700%	1/23/32	270,000	293,979 (a)
Hotel & Resort REITs — 0.3%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	5.750%	3/15/34	150,000	149,196 (a)
Specialized REITs — 0.9%
QTS Fayetteville I DC1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, Senior Secured Notes	5.700%	4/15/36	500,000	486,492 (a)

Total Real Estate				929,667
Total Corporate Bonds & Notes (Cost — $15,869,362)				15,454,705
Collateralized Mortgage Obligations(f) — 23.0%
COLT Mortgage Loan Trust, 2025-10 A1	5.088%	10/25/70	925,096	925,296 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3042 HZ	5.500%	9/15/35	429,783	440,696
See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4666 HA	3.000%	3/15/53	$216,574	$213,613
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5151 LA	1.500%	4/25/51	672,829	374,183
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M2 (30 Day Average SOFR + 5.250%)	8.895%	5/25/42	890,000	928,723 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA2 M2 (30 Day Average SOFR + 6.000%)	9.645%	7/25/42	1,273,000	1,345,763 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA3 M1B (30 Day Average SOFR + 3.550%)	7.195%	8/25/42	1,320,000	1,360,757 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 M1B (30 Day Average SOFR + 3.250%)	6.895%	4/25/43	1,590,000	1,653,313 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2022-R02 2M2 (30 Day Average SOFR + 3.000%)	6.645%	1/25/42	571,544	578,817 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2023-R03 2M2 (30 Day Average SOFR + 3.900%)	7.545%	4/25/43	1,180,000	1,234,068 (a)(b)
Federal National Mortgage Association (FNMA) REMIC, 2016-103 PB, PAC	3.000%	1/25/47	740,000	658,119
Federal National Mortgage Association (FNMA) REMIC, 2017-75 PL, PAC	3.000%	9/25/57	445,000	342,704
Federal National Mortgage Association (FNMA) REMIC, 2019-66 KZ	3.000%	11/25/49	429,156	372,568
TRTX Issuer Ltd., 2025-FL6 C (1 mo. Term SOFR + 2.396%)	6.057%	9/18/42	1,190,000	1,188,006 (a)(b)
Velocity Commercial Capital Loan Trust, 2025-5 M1	5.940%	12/25/55	496,723	495,835 (a)(b)

Total Collateralized Mortgage Obligations (Cost — $12,229,082)				12,112,461
See Notes to Financial Statements.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mortgage-Backed Securities — 2.4%
GNMA — 2.4%
Government National Mortgage Association (GNMA) II (Cost — $1,269,276)	6.000%	11/20/53- 12/20/54	$1,255,041	$1,289,558

Senior Loans — 0.4%
Information Technology — 0.4%
Communications Equipment — 0.4%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%) (Cost — $195,658)	8.152%	9/27/29	198,481	199,386 (b)(g)(h)
Total Investments before Short-Term Investments (Cost — $49,598,738)				49,024,064
			Shares
Short-Term Investments — 7.9%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $4,183,161)	3.565%		4,183,161	4,183,161 (i)(j)
Total Investments — 101.0% (Cost — $53,781,899)				53,207,225
Liabilities in Excess of Other Assets — (1.0)%				(549,487)
Total Net Assets — 100.0%				$52,657,738

See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 BrandywineGLOBAL — Multi-Sector Opportunities Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	The coupon payment on this security is currently in default as of April 30, 2026.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated
Companies was $4,183,161 and the cost was $4,183,161 (Note 8).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate

See Notes to Financial Statements.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

 BrandywineGLOBAL — Multi-Sector Opportunities Fund
Summary of Investments by Country#
United States	85.1%
Cayman Islands	2.9
Canada	1.5
United Kingdom	1.1
Mexico	0.6
Germany	0.5
Zambia	0.4
Short-Term Investments	7.9
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2026, and are subject to change.
See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $49,598,738)	$49,024,064
Investments in affiliated securities, at value (Cost — $4,183,161)	4,183,161
Foreign currency, at value (Cost — $46)	48
Cash	1,353
Interest receivable	280,902
Receivable for Fund shares sold	79,877
Dividends receivable from affiliated investments	9,719
Deposits with brokers	208
Prepaid expenses	41,889
Total Assets	53,621,221
Liabilities:
Payable for securities purchased	749,866
Fund accounting fees payable	50,202
Payable for Fund shares repurchased	43,709
Distributions payable	10,507
Investment management fee payable	3,838
Service and/or distribution fees payable	1,738
Trustees’ fees payable	871
Accrued expenses	102,752
Total Liabilities	963,483
Total Net Assets	$52,657,738
Net Assets:
Par value (Note 7)	$47
Paid-in capital in excess of par value	179,413,005
Total distributable earnings (loss)	(126,755,314)
Total Net Assets	$52,657,738
See Notes to Financial Statements.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Net Assets:
Class A	$6,744,442
Class C	$342,668
Class FI	$96,937
Class R	$100,279
Class I	$24,465,366
Class IS	$20,908,046
Shares Outstanding:
Class A	610,795
Class C	31,208
Class FI	8,670
Class R	9,138
Class I	2,199,895
Class IS	1,876,006
Net Asset Value:
Class A (and redemption price)	$11.04
Class C*	$10.98
Class FI (and redemption price)	$11.18
Class R (and redemption price)	$10.97
Class I (and redemption price)	$11.12
Class IS (and redemption price)	$11.14
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$11.29

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2026

Investment Income:
Interest	$1,525,952
Dividends from affiliated investments	54,018
Less: Foreign taxes withheld	(58)
Total Investment Income	1,579,912
Expenses:
Investment management fee (Note 2)	167,820
Registration fees	44,873
Fund accounting fees	43,255
Transfer agent fees (Notes 2 and 5)	25,244
Audit and tax fees	24,388
Legal fees	15,576
Custody fees	15,444
Service and/or distribution fees (Notes 2 and 5)	10,667
Shareholder reports	7,957
Trustees’ fees	1,384
Commitment fees (Note 9)	334
Insurance	115
Miscellaneous expenses	9,598
Total Expenses	366,655
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(130,345)
Net Expenses	236,310
Net Investment Income	1,343,602
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions in unaffiliated securities	168,880
Foreign currency transactions	9
Net Realized Gain	168,889
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(521,367)
Foreign currencies	18
Change in Net Unrealized Appreciation (Depreciation)	(521,349)
Net Loss on Investments and Foreign Currency Transactions	(352,460)
Increase in Net Assets From Operations	$991,142
See Notes to Financial Statements.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2026 (unaudited) and the Year Ended October 31, 2025	2026	2025
Operations:
Net investment income	$1,343,602	$6,256,066
Net realized gain (loss)	168,889	(972,846)
Change in net unrealized appreciation (depreciation)	(521,349)	2,442,181
Increase in Net Assets From Operations	991,142	7,725,401
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,342,749)	(6,427,420)
Decrease in Net Assets From Distributions to Shareholders	(1,342,749)	(6,427,420)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	4,269,494	27,494,173
Reinvestment of distributions	1,243,821	5,385,966
Cost of shares repurchased	(13,995,119)	(96,687,786)
Decrease in Net Assets From Fund Share Transactions	(8,481,804)	(63,807,647)
Decrease in Net Assets	(8,833,411)	(62,509,666)
Net Assets:
Beginning of period	61,491,149	124,000,815
End of period	$52,657,738	$61,491,149
See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.11	$10.97	$10.49	$11.04	$12.15	$11.79
Income (loss) from operations:
Net investment income	0.25	0.66	0.63	0.60	0.25	0.20
Net realized and unrealized gain (loss)	(0.07)	0.16	0.47	(0.80)	(1.33)	0.38
Total income (loss) from operations	0.18	0.82	1.10	(0.20)	(1.08)	0.58
Less distributions from:
Net investment income	(0.25)	(0.68)	(0.62)	(0.35)	(0.03)	(0.22)
Total distributions	(0.25)	(0.68)	(0.62)	(0.35)	(0.03)	(0.22)
Net asset value, end of period	$11.04	$11.11	$10.97	$10.49	$11.04	$12.15
Total return[3]	1.56%	7.76%	10.72%	(2.17)%	(8.89)%	4.90%
Net assets, end of period (000s)	$6,744	$7,159	$7,334	$10,531	$13,585	$21,603
Ratios to average net assets:
Gross expenses	1.56%[4]	1.33%	1.19%	1.06%	1.11%	1.20%[5]
Net expenses[6,7]	1.12 [4]	1.09	1.10	1.05	1.10	1.20 [5]
Net investment income	4.54 [4]	5.97	5.61	5.29	2.13	1.64
Portfolio turnover rate	34%	190%	138%	129%	99%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.05	$10.91	$10.43	$10.89	$12.03	$11.61
Income (loss) from operations:
Net investment income	0.21	0.58	0.54	0.51	0.16	0.12
Net realized and unrealized gain (loss)	(0.07)	0.16	0.47	(0.80)	(1.29)	0.38
Total income (loss) from operations	0.14	0.74	1.01	(0.29)	(1.13)	0.50
Less distributions from:
Net investment income	(0.21)	(0.60)	(0.53)	(0.17)	(0.01)	(0.08)
Total distributions	(0.21)	(0.60)	(0.53)	(0.17)	(0.01)	(0.08)
Net asset value, end of period	$10.98	$11.05	$10.91	$10.43	$10.89	$12.03
Total return[3]	1.30%	6.98%	9.83%	(2.92)%	(9.42)%	4.27%
Net assets, end of period (000s)	$343	$335	$334	$419	$664	$977
Ratios to average net assets:
Gross expenses	2.26%[4]	2.05%	1.93%	1.82%	1.88%	1.83%
Net expenses[5,6]	1.82 [4]	1.81	1.84	1.82	1.87	1.83
Net investment income	3.85 [4]	5.28	4.85	4.49	1.37	0.96
Portfolio turnover rate	34%	190%	138%	129%	99%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.25	$11.11	$10.61	$11.16	$12.30	$11.93
Income (loss) from operations:
Net investment income	0.26	0.67	0.64	0.61	0.26	0.21
Net realized and unrealized gain (loss)	(0.07)	0.16	0.49	(0.81)	(1.36)	0.38
Total income (loss) from operations	0.19	0.83	1.13	(0.20)	(1.10)	0.59
Less distributions from:
Net investment income	(0.26)	(0.69)	(0.63)	(0.35)	(0.04)	(0.22)
Total distributions	(0.26)	(0.69)	(0.63)	(0.35)	(0.04)	(0.22)
Net asset value, end of period	$11.18	$11.25	$11.11	$10.61	$11.16	$12.30
Total return[3]	1.60%	7.81%	10.74%	(2.20)%	(8.90)%	4.95%
Net assets, end of period (000s)	$97	$96	$92	$85	$129	$75
Ratios to average net assets:
Gross expenses	1.51%[4]	1.30%	1.15%	1.06%	1.15%	1.17%
Net expenses[5,6]	1.08 [4]	1.06	1.07	1.06	1.13	1.16
Net investment income	4.59 [4]	6.01	5.65	5.24	2.21	1.67
Portfolio turnover rate	34%	190%	138%	129%	99%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.04	$10.91	$10.44	$10.97	$12.10	$11.73
Income (loss) from operations:
Net investment income	0.23	0.61	0.59	0.57	0.22	0.17
Net realized and unrealized gain (loss)	(0.07)	0.17	0.47	(0.80)	(1.33)	0.38
Total income (loss) from operations	0.16	0.78	1.06	(0.23)	(1.11)	0.55
Less distributions from:
Net investment income	(0.23)	(0.65)	(0.59)	(0.30)	(0.02)	(0.18)
Total distributions	(0.23)	(0.65)	(0.59)	(0.30)	(0.02)	(0.18)
Net asset value, end of period	$10.97	$11.04	$10.91	$10.44	$10.97	$12.10
Total return[3]	1.40%	7.43%	10.35%	(2.41)%	(9.18)%	4.65%
Net assets, end of period (000s)	$100	$75	$47	$45	$47	$52
Ratios to average net assets:
Gross expenses	1.87%[4]	1.62%	1.49%	1.34%	1.40%[5]	1.46%
Net expenses[6,7]	1.43 [4]	1.38	1.41	1.33	1.39 [5]	1.45
Net investment income	4.27 [4]	5.57	5.30	5.03	1.91	1.39
Portfolio turnover rate	34%	190%	138%	129%	99%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.19	$11.05	$10.55	$11.12	$12.22	$11.88
Income (loss) from operations:
Net investment income	0.27	0.70	0.66	0.62	0.27	0.25
Net realized and unrealized gain (loss)	(0.07)	0.15	0.49	(0.80)	(1.33)	0.38
Total income (loss) from operations	0.20	0.85	1.15	(0.18)	(1.06)	0.63
Less distributions from:
Net investment income	(0.27)	(0.71)	(0.65)	(0.39)	(0.04)	(0.29)
Total distributions	(0.27)	(0.71)	(0.65)	(0.39)	(0.04)	(0.29)
Net asset value, end of period	$11.12	$11.19	$11.05	$10.55	$11.12	$12.22
Total return[3]	1.71%	8.09%	10.89%	(1.83)%	(8.78)%	5.33%
Net assets, end of period (000s)	$24,465	$28,636	$37,515	$101,587	$193,108	$503,547
Ratios to average net assets:
Gross expenses	1.34%[4]	1.08%	0.93%[5]	0.86%	0.90%	0.97%
Net expenses[6,7]	0.84 [4]	0.84	0.85 [5]	0.85	0.85	0.85
Net investment income	4.80 [4]	6.31	5.82	5.40	2.26	1.99
Portfolio turnover rate	34%	190%	138%	129%	99%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.22	$11.07	$10.58	$11.17	$12.26	$11.92
Income (loss) from operations:
Net investment income	0.27	0.74	0.67	0.64	0.31	0.26
Net realized and unrealized gain (loss)	(0.07)	0.13	0.48	(0.81)	(1.36)	0.38
Total income (loss) from operations	0.20	0.87	1.15	(0.17)	(1.05)	0.64
Less distributions from:
Net investment income	(0.28)	(0.72)	(0.66)	(0.42)	(0.04)	(0.30)
Total distributions	(0.28)	(0.72)	(0.66)	(0.42)	(0.04)	(0.30)
Net asset value, end of period	$11.14	$11.22	$11.07	$10.58	$11.17	$12.26
Total return[3]	1.76%	8.18%	11.01%	(1.87)%	(8.57)%	5.39%
Net assets, end of period (000s)	$20,908	$25,190	$78,679	$114,944	$248,723	$222,185
Ratios to average net assets:
Gross expenses	1.19%[4]	0.98%	0.84%	0.75%[5]	0.77%	0.75%[5]
Net expenses[6,7]	0.74 [4]	0.74	0.75	0.75 [5]	0.75	0.74 [5]
Net investment income	4.90 [4]	6.62	5.95	5.52	2.66	2.08
Portfolio turnover rate	34%	190%	138%	129%	99%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Multi-Sector Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Asset-Backed Securities	—	$19,967,954	—	$19,967,954
Corporate Bonds & Notes	—	15,454,705	—	15,454,705
Collateralized Mortgage Obligations	—	12,112,461	—	12,112,461
Mortgage-Backed Securities	—	1,289,558	—	1,289,558
Senior Loans	—	199,386	—	199,386
Total Long-Term Investments	—	49,024,064	—	49,024,064
Short-Term Investments†	$4,183,161	—	—	4,183,161
Total Investments	$4,183,161	$49,024,064	—	$53,207,225

†	See Schedule of Investments for additional detailed categorizations.
(b) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. FTFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $2 billion	0.600%
Next $3 billion	0.580
Next $5 billion	0.560
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Brandywine Global a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.20%, 1.95%, 1.20%, 1.45%, 0.85% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended April 30, 2026, fees waived and/or expenses reimbursed amounted to $130,345, which included an affiliated money market fund waiver of $1,703.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Pursuant to these arrangements, at April 30, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires October 31, 2026	—	—	—	—	$13,877	—
Expires October 31, 2027	$7,215	$353	$77	$40	71,281	$93,217
Expires October 31, 2028	16,466	641	219	138	75,916	134,575
Expires October 31, 2029	15,041	714	207	173	62,879	49,628
Total fee waivers/expense reimbursements subject to recapture	$38,722	$1,708	$503	$351	$223,953	$277,420
For the six months ended April 30, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $3,617 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. There is a CDSC of 1.00% on Class C shares which applies if redemption occurs within 12 months from purchase payment.
For the six months ended April 30, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$469
CDSCs	54
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fees payable on the Statement of Assets and Liabilities. In May 2015, the Board approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$15,875,912	$1,994,553
Sales	15,438,911	10,430,519
At April 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$53,781,899	$182,221	$(756,895)	$(574,674)
4. Derivative instruments and hedging activities
During the six months ended April 30, 2026, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

For the six months ended April 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$8,696	$4,336
Class C	1,652	120
Class FI	119	38
Class R	200	70
Class I	—	19,893
Class IS	—	787
Total	$10,667	$25,244
For the six months ended April 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$15,255
Class C	724
Class FI	210
Class R	175
Class I	63,666
Class IS	50,315
Total	$130,345
6. Distributions to shareholders by class

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Net Investment Income:
Class A	$157,867	$430,298
Class C	6,364	14,758
Class FI	2,191	5,777
Class R	1,702	3,449
Class I	621,330	2,080,115
Class IS	553,295	3,893,023
Total	$1,342,749	$6,427,420
7. Shares of beneficial interest
At April 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	49,857	$553,773	144,023	$1,591,467
Shares issued on reinvestment	13,372	148,181	36,294	394,724
Shares repurchased	(96,663)	(1,072,665)	(204,355)	(2,245,970)
Net decrease	(33,434)	$(370,711)	(24,038)	$(259,779)
Class C
Shares sold	1,161	$12,738	7,547	$83,185
Shares issued on reinvestment	559	6,165	1,315	14,214
Shares repurchased	(835)	(9,227)	(9,153)	(99,534)
Net increase (decrease)	885	$9,676	(291)	$(2,135)
Class FI
Shares sold	—	—	—	—
Shares issued on reinvestment	144	$1,614	384	$4,221
Shares repurchased	—	—	(177)	(1,981)
Net increase	144	$1,614	207	$2,240
Class R
Shares sold	2,288	$25,073	2,415	$26,617
Shares issued on reinvestment	64	705	56	625
Shares repurchased	(1)	(10)	(5)	(57)
Net increase	2,351	$25,768	2,466	$27,185
Class I
Shares sold	289,688	$3,235,892	1,489,740	$16,396,051
Shares issued on reinvestment	54,951	613,389	160,744	1,758,345
Shares repurchased	(703,186)	(7,857,651)	(2,487,034)	(27,427,787)
Net decrease	(358,547)	$(4,008,370)	(836,550)	$(9,273,391)
Class IS
Shares sold	39,442	$442,018	849,787	$9,396,853
Shares issued on reinvestment	42,360	473,767	294,162	3,213,837
Shares repurchased	(451,577)	(5,055,566)	(6,004,221)	(66,912,457)
Net decrease	(369,775)	$(4,139,781)	(4,860,272)	$(54,301,767)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

all or some portion of the six months ended April 30, 2026. The following transactions were effected in such company for the six months ended April 30, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,075,192	$21,567,008	21,567,008	$20,459,039	20,459,039

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$54,018	—	$4,183,161
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2026.
10. Deferred capital losses
As of October 31, 2025, the Fund had deferred capital losses of $126,418,511, which have no expiration date, that will be available to offset future taxable capital gains.
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as
BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
BrandywineGLOBAL — Multi-Sector Opportunities Fund

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BrandywineGLOBAL —
Multi-Sector Opportunities Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Brandywine Global Investment Management, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
BrandywineGLOBAL — Multi-Sector Opportunities Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
BrandywineGLOBAL — Multi-Sector Opportunities Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Multi-Sector Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90800-SFSOI 6/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 24, 2026